Income tax (TABLES)	12 Months Ended
Sep. 30, 2015
Income tax (TABLES):
Schedule of Components of Income Tax Expense (Benefit)

The following table accounts for the differences between the actual income tax benefit and amounts computed for the years ended September 30, 2015 and 2014:

	Years Ended September 30,
	2015	2014

Tax benefit at the federal statutory rate	$632,495	$797,304
State tax benefit	125,957	158,777
Cumulative effect of Federal tax rate change	—	—
Expiration of state operating losses	(82,972)	(28,216)
Increase in valuation allowance	(675,480)	(927,865)
Income tax expense	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The components of the deferred tax asset and deferred tax liability at September 30, 2015 and 2014 are as follows:

	September 30,
	2015	2014

Deferred tax assets	$8,651,232	$7,975,752
Valuation allowance	(8,651,232)	(7,975,752)
Net deferred tax asset after valuation allowance	$—	$—